As filed with the Securities and Exchange Commission on April 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22593

Cushing Royalty & Income Fund
(Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

The Cushing Royalty & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2013

Common Stock - 12.0% (1)	Shares	Fair Value
Upstream - 3.8% (1)
United States - 3.8% (1)
Linn Co, LLC (3)	178,800	$6,967,836
		6,967,836

Upstream - 8.2% (1)
Canada - 8.2% (1)
Arc Resources LTD	139,500	3,517,091
Crescent Point Energy Corporation	224,400	8,540,800
Enerplus Corporation	243,100	3,296,436
		15,354,327

Total Common Stock (Cost $23,577,767)		$22,322,163

Master Limited Partnerships and Related Companies - 78.7% (1)
Upstream - 78.7% (1)
United States - 78.7% (1)
Breitburn Energy Partners, L.P. (3)	915,200	$17,800,640
Dorchester Minerals, L.P. (3)	226,900	5,348,033
EV Energy Partners, L.P. (3)	221,200	12,389,412
Legacy Reserves, L.P. (3)	654,600	17,268,348
Linn Energy, LLC (3)	481,200	18,290,412
LRR Energy, L.P. (3)	310,900	5,450,077
Memorial Production Partners, L.P	579,202	10,877,413
MID-CON Energy Partners, L.P.	548,800	12,068,112
Pioneer Southwest Energy Partners, L.P.	473,300	11,132,016
QR Energy, L.P. (3)	1,050,292	18,285,584
Vanguard Natural Resources, LLC (3)	644,300	17,917,983
Total Master Limited Partnerships and Related Companies (Cost $144,295,814)		$146,828,030

Royalty Trusts - 13.6% (1)
Upstream - 13.6% (1)
United States - 13.6% (1)
Hugoton Royalty Trust	254,800	$2,028,208
Pacific Coast Oil Trust	540,000	10,243,800
Sandridge Mississippian Trust II	409,335	5,526,022
Sandridge Permian Trust I	482,938	7,582,127
Total US Royalty Trusts (Cost $31,064,932)		$25,380,157

Senior Notes - 1.7% (1)	Principal Amount
Upstream - 1.7% (1)
United States - 1.7% (1)
Breitburn Energy Partners, L.P., 7.875%, due 04/15/2022	1,000,000	$1,067,500
EV Energy Partners, L.P., 8.000%, due 04/15/2019	2,000,000	2,105,000
Total Senior Notes (Cost $3,095,000)		$3,172,500

Short-Term Investments - Investment Companies - 3.5% (1)	Shares
United States - 3.5% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02% (2)	1,311,195	$1,311,195
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (2)	1,311,194	1,311,194
Fidelity Money Market Portfolio - Institutional Class, 0.12% (2)	1,311,194	1,311,194
First American Government Obligations Fund - Class Z, 0.02% (2)	1,311,194	1,311,194
Invesco STIC Prime Portfolio, 0.09% (2)	1,311,194	1,311,194
Total Short-Term Investments (Cost $6,555,971)		$6,555,971

Total Investments - 109.5% (1) (Cost $208,589,484)		$204,258,821
Liabilities in Excess of Other Assets - (9.5)% (1)		(17,779,905)
Net Assets Applicable to Common Stockholders - 100.0% (1)		$186,478,916

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Rate reported is the current yield as of February 28, 2013.
(3) All or a portion of these securities are held as collateral pursuant to the loan agreements.

Tax Basis

The cost basis of investments for federal income tax purposes at February 28, 2013 was as follows*:

Cost of investments	$206,424,541
Gross unrealized appreciation	4,314,153
Gross unrealized depreciation	(6,479,873)
Net unrealized depreciation	$(2,165,720)

* The above table only reflects tax adjustments through November 30, 2012.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Cushing Royalty & Income Fund’s (the “Fund”) investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2013	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$22,322,163	$22,322,163	$-	$-
Master Limited Partnerships and Related Companies (a)	146,828,030	146,828,030	-	-
US Royalty Trusts (a)	25,380,157	25,380,157	-	-
Total Equity Securities	194,530,350	194,530,350	-	-
Notes Senior Notes(a)	3,172,500	-	3,172,500
Total Notes	3,172,500	-	3,172,500
Other
Short-Term Investments	6,555,971	6,555,971	-	-
Total Other	6,555,971	6,555,971	-	-
Total	$204,258,821	$201,086,321	$3,172,500	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2013.

There were no transfers between any levels during the period ended February 28, 2013.

Derivative Financial Instruments

The Fund did not hold any derivative financial instruments during the period ended February 28, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cushing Royalty & Income Fund

By (Signature and Title)              /s/ Daniel L. Spears
Daniel L. Spears, President

Date          April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Daniel L. Spears
Daniel L. Spears, President

Date          April 26, 2013

By (Signature and Title)              /s/ John H. Alban
John H. Alban, Treasurer

Date          April 26, 2013